CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Apr. 24, 2016	Apr. 26, 2015
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 1,389	$ 1,595
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Treasury stock, shares	1,300,955	1,568,875
Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	42,066,148	42,066,148
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	0	0